PREPAID EXPENSES AND OTHER RECEIVABLES	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense And Other Receivables [Text Block]
5.	PREPAID EXPENSES AND OTHER RECEIVABLES

	June 30, 2018	March 31, 2018
	$	$
Prepaid expenses and sundry receivables	73,987	86,957
Prepaid inventory	261,626	301,104
Prepaid insurance	136,113	36,497
Sales taxes receivable (i)	13,712	9,097
	485,438	433,655

(i) Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

5.	PREPAID EXPENSES AND OTHER RECEIVABLES

	March 31, 2018	March 31, 2017
	$	$
Prepaid expenses and other receivables	86,957	68,484
Prepaid inventory	301,104	-
Prepaid insurance	36,497	136,896
Sales taxes receivable (i)	9,097	22,667
	433,655	228,047

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.